BUSINESS ACQUISITION - Additional Information (Details) $ in Thousands										1 Months Ended		12 Months Ended
	Jan. 26, 2022 CNY (¥)	Dec. 22, 2021 CNY (¥) shares	Dec. 08, 2021 CNY (¥) shares	Nov. 30, 2021 CNY (¥)	Nov. 12, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 10, 2021 CNY (¥)	Mar. 22, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Purchase consideration, cash paid												¥ 203,164,000	$ 31,881
Goodwill												121,805,000				$ 19,114
Goodwill, Impairment Loss												149,092,000	23,396	¥ 0	¥ 0
Impairment of Intangible Assets, Finite-Lived												¥ 136,000	$ 21
Subsequent Event
Business Acquisition [Line Items]
Purchase consideration, cash paid	¥ 31,800,000
Total identifiable assets acquired and liabilities assumed	(227,000)
Goodwill	32,027,000
Trademark
Business Acquisition [Line Items]
Business acquisition, amortization period of intangible assets acquired												10 years	10 years
Customer Relationship | Subsequent Event
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 9,700,000
Business acquisition, amortization period of intangible assets acquired	6 years
Technology | Subsequent Event
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired	¥ 5,700,000
Business acquisition, amortization period of intangible assets acquired	7 years
EliteCRM
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement									Mar. 10, 2021
Purchase consideration, cash paid								¥ 180,000,000
Total cash consideration									¥ 180,000,000
Business acquisition, effective date of acquisition								Mar. 22, 2021
Revenue contributed since the date of acquisition												¥ 48,701,000
Loss contributed since the date of acquisition												8,968,000
Proforma revenue												759,057,000		782,127,000
Proforma loss												898,419,000		¥ 426,359,000
Total identifiable assets acquired and liabilities assumed								¥ 32,999,000
Goodwill								147,001,000
Goodwill, Impairment Loss												82,467,000
EliteCRM | Trademark
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 4,632,000
Business acquisition, amortization period of intangible assets acquired								8 years
EliteCRM | Non-compete Arrangements
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 85,000
Business acquisition, amortization period of intangible assets acquired								2 years
EliteCRM | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 15,000,000
Business acquisition, amortization period of intangible assets acquired								10 years
EliteCRM | Technology
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired								¥ 4,588,000
Business acquisition, amortization period of intangible assets acquired								6 years
Kunlunjiexin
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement							Aug. 10, 2021
Business acquisition, percentage of voting interest acquired							58.1273%
Purchase consideration, cash paid						¥ 23,100,000						23,000,000
Total cash consideration							¥ 23,000,000
Business acquisition, effective date of acquisition						Aug. 31, 2021
Total identifiable assets acquired and liabilities assumed						¥ 6,671,000
Goodwill						19,222,000
Goodwill, Impairment Loss												19,222,000
Impairment of Intangible Assets, Finite-Lived												¥ 136,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage												11.50%				11.50%
Kunlunjiexin | Technology
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired						¥ 147,000
Business acquisition, amortization period of intangible assets acquired						5 years
Joytel Singapore PTE. Ltd
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement					Nov. 12, 2021
Business acquisition, percentage of voting interest acquired					100.00%
Purchase consideration, cash paid											¥ 64,000
Total cash consideration					¥ 64,000
Business acquisition, effective date of acquisition				Nov. 30, 2021
Business acquisition, fair values of intangible assets acquired				¥ 0							0
Total identifiable assets acquired and liabilities assumed				6,000							6,000
Goodwill				¥ 0							¥ 0
Difference between the consideration and total identifiable assets acquired and liabilities												¥ 58,000
Zhuge Inc.
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement			Dec. 08, 2021
Business acquisition, percentage of voting interest acquired			100.00%
Purchase consideration, cash paid		¥ 93,511,000
Total cash consideration			¥ 93,500,000
Business acquisition, effective date of acquisition		Dec. 22, 2021
Ordinary shares issued in business acquisition | shares		30,463	30,463
Total identifiable assets acquired and liabilities assumed		¥ (10,863,000)
Goodwill		104,674,000										57,271,000
Goodwill, Impairment Loss												¥ 47,403,000
Zhuge Inc. | Subsequent Event
Business Acquisition [Line Items]
Purchase consideration, cash paid										¥ 93,500,000
Zhuge Inc. | Trademark
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 2,840,000
Business acquisition, amortization period of intangible assets acquired		10 years
Zhuge Inc. | Non-compete Arrangements
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 720,000
Business acquisition, amortization period of intangible assets acquired		4 years
Zhuge Inc. | Order Backlogs
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 8,560,000
Business acquisition, amortization period of intangible assets acquired		4 years
Zhuge Inc. | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 0
Zhuge Inc. | Technology
Business Acquisition [Line Items]
Business acquisition, fair values of intangible assets acquired		¥ 6,400,000
Business acquisition, amortization period of intangible assets acquired		7 years